Vessels, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Beginning Balance	$ 1,947,992	$ 1,807,654
Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	0	50,171
Acquisitions, improvements and other vessel costs	39,427	90,167
Vessels, Ending Balance	1,987,419	1,947,992
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning Balance	(507,189)	(434,521)
Depreciation for the year	(76,318)	(72,668)
Accumulated depreciation, Ending Balance	(583,507)	(507,189)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels net book value, Beginning Balance	1,440,803	1,373,133
Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	0	50,171
Acquisitions, improvements and other vessel costs	39,427	90,167
Depreciation for the year	(76,318)	(72,668)
Vessels net book value, Ending Balance	$ 1,403,912	$ 1,440,803